[LOGO]
                              AMERICAN EAGLE FUNDS




                           AMERICAN EAGLE FUNDS, INC.




                    AMERICAN EAGLE CAPITAL APPRECIATION FUND

                           AMERICAN EAGLE TWENTY FUND

                      AMERICAN EAGLE LARGE-CAP GROWTH FUND




                               SEMI-ANNUAL REPORT




                                  JUNE 30, 2001

                 (This page has been left blank intentionally.)

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

In the American Eagle Funds' most recent annual report, dated December 31, 2000, we suggested to shareholders that the robust bull market of the 1990s had likely run its course. We also noted that the lofty expectations that arose during the decade-long expansion would need to be replaced with more moderate and more tenable goals. In the six months since we wrote that letter, the market has given us little reason to change our earlier sentiment. In fact, the market's year-to-date performance has supplied additional evidence that we are immersed in a new investing environment.

It is no surprise that those who were unsettled by last year's market decline continue to be frustrated by the market's prolonged lackluster performance. Despite this solemnity, we feel that the current market environment offers significantly more clarity today than it has in nearly two years. What is clear is that investors will continue to experience some letdown as they adjust to the new investment environment. Once the adjustments are made, however, investors will discover that the new environment is filled with many interesting, dynamic and exciting opportunities.

As noted above, the transition will continue to frustrate many investors. Even the most recreational market observer now knows, however, that the explosive growth spanning the 1990s was, unfortunately, an aberration by historical measures. For example, from 1960 through 1990, the S&P 500 grew at a steady annualized rate of 9.8%. By comparison, from 1991 through 1999, the index grew at an explosive annualized rate of 20.9%. In other words, $10,000 invested in the S&P in 1960 grew to $50,000 after 21 years. The same $10,000 invested in the S&P 500 in 1991 grew to $50,000 in less than nine years. While the 1990s provided an exhilarating ride for many, investors must look beyond the 1990s phenomenon and use historical data to set more reasonable expectations.

A telling statistic that investors should seriously consider is the historical relationship between growth stocks and value stocks. Over the past five calendar quarters, growth stocks have lost substantial ground vis-a-vis value stocks. In the short term, such a pronounced shift in market leadership is not uncommon.

As the diagram below indicates, it is customary for returns between growth stocks and value stocks to vary by a wide margin in the short term. In fact the average difference in returns is nearly 10% per year. This performance 'spread' has been unusually wide for the past two calendar years. But because market leadership changes frequently, this difference declines substantially over longer time periods. Since the current performance spread is at, or near, an all-time high in favor of value stocks, the American Eagle Funds remain confident in their continued focus on growth stocks.

[PLOT POINTS CHART]

This steadfast focus is not only important within an historical context, but is also crucial during periods of market transition. No matter the investment climate, particular attention must be paid to signs of the current leadership's strengths and weaknesses and the future leadership's ability and competence. The Funds' focus has shifted from the once-dynamic companies that catalyzed the magnificent market run-up in the 1990s to the up-and-coming leaders in energy, healthcare, retail and media. The Funds will not hang their hopes on a potential resurgence of past market leaders, but will continue to scour the landscape in search of new opportunities and new market leaders.


AMERICAN EAGLE CAPITAL APPRECIATION FUND

The American Eagle Capital Appreciation Fund seeks long-term capital appreciation by utilizing an aggressive, yet flexible, investment approach. The Fund maintains a core portfolio of 30 to 50 stocks of primarily American growth companies of all sizes. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

During 2001, the Fund held significant portions of its portfolio in the following sectors: energy, computer hardware and software, and telecommunications. The returns for the periods ending June 30, 2001 for the American Eagle Capital Appreciation Fund and its comparable benchmarks are stated below:

                                  SIX MONTHS       AVERAGE ANNUAL
                                    ENDED           TOTAL RETURN
                                JUNE 30, 2001     SINCE INCEPTION*
                                -------------     ----------------
AMERICAN EAGLE CAPITAL
 APPRECIATION FUND                   (6.3%)             44.0%
Lipper Capital Appreciation
 Fund Index                          (7.4%)            (12.8%)
Russell 1000 Growth Index           (14.2%)            (23.7%)

*The Fund commenced operations on December 30, 1999.

LETTER TO SHAREHOLDERS (concluded)


AMERICAN EAGLE TWENTY FUND

The American Eagle Twenty Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a more concentrated portfolio of approximately, but not less than, 20 stocks. These stocks are picked across several American growth sectors, from companies of all sizes. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

During 2001, the Fund invested significantly in the following sectors: restaurants, energy, interactive media, and medical devices/drugs. The returns for the periods ended June 30, 2001 for the American Eagle Twenty Fund and its comparable benchmarks are stated below:

                                SIX MONTHS       AVERAGE ANNUAL
                                  ENDED           TOTAL RETURN
                              JUNE 30, 2001     SINCE INCEPTION*
                              -------------     ----------------
AMERICAN EAGLE TWENTY FUND        (11.1%)             20.9%
Lipper Capital Appreciation
 Fund Index                        (7.4%)            (12.8%)
Russell 1000 Growth Index         (14.2%)            (23.7%)

*The Fund commenced operations on December 30, 1999.

The strong historical performance of the American Eagle Capital Appreciation Fund and American Eagle Twenty Fund has been largely a result of each Fund's relatively small asset size. Each Fund has invested in initial public offerings
(IPOs) that have had a greater impact on each Fund's performance while the Funds are small in size. Each Fund's small size helps enable it to move more quickly into and out of certain investments. This liquidity, combined with a volatile equity market, can afford each Fund with the potential for investment gains. There is no assurance that the Funds' future investments will result in the same level of performance. As each Fund grows in size such investments will likely have a smaller impact on performance, making it unlikely that each Fund will replicate its historical investment returns.

AMERICAN EAGLE LARGE-CAP GROWTH FUND

This Fund is the newest fund within the American Eagle family having commenced operations December 29, 2000. The Fund's investment objective is long-term capital appreciation. The Fund maintains a core portfolio of 30 to 50 stocks of primarily large-cap American growth companies. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

During 2001, the Fund invested prominently in the following sectors: energy, telecommunications, and medical devices/drugs. The total returns for the period ended June 30, 2001 for the American Eagle Large-Cap Growth Fund and its comparable benchmarks are stated below:

                                            SIX MONTHS
                                              ENDED
                                          JUNE 30, 2001*
                                          --------------

AMERICAN EAGLE LARGE-CAP GROWTH FUND           (5.3%)
Lipper Large Cap Growth Fund Index            (16.8%)
Russell 1000 Growth Index                     (14.2%)

*The Fund commenced operations on December 29, 2000 and thus the returns for the six-month and since inception periods ended June 30, 2001 are virtually identical.

Thank you for investing in the American Eagle Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman

JUNDT ASSOCIATES' APPROACH TO INVESTING: CAPITAL APPRECIATION FUND


     JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Capital Appreciation Fund's investment objective is to provide capital appreciation by utilizing an aggressive yet very flexible investment program. The Fund intends to maintain a core portfolio of 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Capital Appreciation Fund to achieve its objective. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology    5.9%

                                         Cable    3.1%

                             Computer Hardware    1.1%

                    Computer Services/Software    9.2%

                                        Energy   23.8%

                           Healthcare Services    3.1%

                             Interactive Media   11.0%

                             Internet Services    1.3%

                           Internet Technology    5.7%

                         Medical Devices/Drugs    6.3%

                                 Miscellaneous   10.4%

                                   Restaurants    2.2%

                                        Retail    6.8%

             Telecommunications Infrastructure    3.2%

           Wireless/Telecommunication Services    7.6%

                  Liabilities in excess of other assets (0.7)%

PERFORMANCE DATA: AMERICAN EAGLE CAPITAL APPRECIATION FUND

--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                     AMERICAN                            LIPPER CAPITAL
                   EAGLE CAPITAL         RUSSELL 1000     APPRECIATION
                APPRECIATION FUND(1)   GROWTH INDEX(2)    FUND INDEX(3)

       6/30/01       $17,298               $6,652            $8,060



       AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2001)
       ----------------------------------------------------------------

       ----------------------------------------------------------------
                                                               SINCE
                                                  1-YEAR   INCEPTION(4)
       ----------------------------------------------------------------
       AMERICAN EAGLE CAPITAL APPRECIATION FUND    (1.51)%    44.27%
       ----------------------------------------------------------------
       RUSSELL 1000 GROWTH INDEX                  (36.18)    (23.65)
       ----------------------------------------------------------------
       LIPPER CAPITAL APPRECIATION FUND INDEX     (18.13)    (12.82)
       ----------------------------------------------------------------


(1)Total return is based on a hypothetical investment at the Fund's inception on December 30, 1999. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 30, 1999.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. Inception date for index data is December 30, 1999.

(4)Inception date is December 30, 1999, for both the Fund's shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue               Number of Shares               Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (5.9%)
----------------------------------------------------------------------------------------------------
   Biogen, Inc. (b)                                     8,600         $  463,740          $  467,496
   Genentech, Inc. (b)                                  7,000            318,920             385,700
                                                                     -------------------------------
                                                                         782,660             853,196
                                                                     -------------------------------
CABLE (3.1%)
----------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A (b)          19,400            407,400             452,990
                                                                     -------------------------------
                                                                         407,400             452,990
                                                                     -------------------------------
COMPUTER HARDWARE (1.1%)
----------------------------------------------------------------------------------------------------
   Pixelworks, Inc. (b)                                 4,600            116,725             164,404
                                                                     -------------------------------
                                                                         116,725             164,404
                                                                     -------------------------------
COMPUTER SERVICES/SOFTWARE (9.2%)
----------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                           64,400          1,095,950             450,800
   Intuit Inc. (b)                                     13,500            439,391             539,865
   Siebel Systems, Inc. (b)                             7,100            229,069             332,990
                                                                     -------------------------------
                                                                       1,764,410           1,323,655
                                                                     -------------------------------
ENERGY (23.8%)
----------------------------------------------------------------------------------------------------
   BJ Services Company (b)                             16,400            637,198             465,432
   Global Marine Inc. (b)                              12,900            371,682             240,327
   Global Power Equipment Group Inc. (b)               14,000            458,293             410,200
   Helmerich & Payne, Inc.                             10,000            405,965             308,200
   Noble Affiliates, Inc.                               6,800            290,274             240,380
   Reliant Resources, Inc. (b)                         25,700            829,077             634,790
   Schlumberger Limited                                12,500            702,698             658,125
   Smith International, Inc. (b)                        8,000            581,030             479,200
                                                                     -------------------------------
                                                                       4,276,217           3,436,654
                                                                     -------------------------------
HEALTHCARE SERVICES (3.1%)
----------------------------------------------------------------------------------------------------
   Allscripts Healthcare Solutions, Inc. (b)           49,500            227,700             445,500
                                                                     -------------------------------
                                                                         227,700             445,500
                                                                     -------------------------------
INTERACTIVE MEDIA (11.0%)
----------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation - Class A (b)    9,700            358,900             314,474
   Gemstar-TV Guide International, Inc. (b)            12,900            508,091             549,540
   General Motors Corporation - Class H                35,800            861,105             724,950
                                                                     -------------------------------
                                                                       1,728,096           1,588,964
                                                                     -------------------------------
INTERNET SERVICES (1.3%)
----------------------------------------------------------------------------------------------------
   StarMedia Network, Inc. (b)                         96,600            596,995             179,676
                                                                     -------------------------------
                                                                         596,995             179,676
                                                                     -------------------------------
INTERNET TECHNOLOGY (5.7%)
----------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                             5,600            254,694             296,800
   iXL Enterprises, Inc. (b)                          435,000            646,720             526,350
                                                                     -------------------------------
                                                                         901,414             823,150
                                                                     -------------------------------
MEDICAL DEVICES/DRUGS (6.3%)
----------------------------------------------------------------------------------------------------
   Abbott Laboratories                                  5,400            283,014             259,254
   Pfizer Inc.                                          6,400            287,187             256,320
   Pharmacia Corporation                                8,600            388,424             395,170
                                                                     -------------------------------
                                                                         958,625             910,744
                                                                     -------------------------------


See notes to schedule of investments.                                          5

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)

Industry Description and Issue               Number of Shares               Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
MISCELLANEOUS (10.4%)
----------------------------------------------------------------------------------------------------
   Concord EFS, Inc. (b)                                4,900        $   242,550         $   254,849
   Conseco, Inc.                                       46,600            685,174             636,090
   Honeywell International Inc.                        17,500            675,058             612,325
                                                                    --------------------------------
                                                                       1,602,782           1,503,264
                                                                    --------------------------------
RESTAURANTS (2.2%)
----------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)(e)               32,500            194,200             314,275
                                                                    --------------------------------
                                                                         194,200             314,275
                                                                    --------------------------------
RETAIL (6.8%)
----------------------------------------------------------------------------------------------------
   Galyan's Trading Company (b)                        29,900            595,174             609,960
   Target Corporation                                  10,600            256,352             366,760
                                                                    --------------------------------
                                                                         851,526             976,720
                                                                    --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (3.2%)
----------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                             28,400            519,232             464,340
                                                                    --------------------------------
                                                                         519,232             464,340
                                                                    --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (4.3%)
----------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. - Class A              (21,000            434,300             367,500
   Pinnacle Holdings Inc. (b)                          42,500            349,768             255,425
                                                                    --------------------------------
                                                                         784,068             622,925
                                                                    --------------------------------

TOTAL COMMON STOCKS (97.4%)                                           15,712,050          14,060,457
                                                                    ================================


6                                          See notes to schedule of investments.

                                        American Eagle Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue               Principal Amount               Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.3%)
----------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000%, due 06/01/2001,
   convertible into NXTL common stock                $497,000      $     489,383         $   474,635
                                                                  ----------------------------------
TOTAL CONVERTIBLE BONDS (3.3%)                                           489,383             474,635
                                                                  ----------------------------------
   Total investments in securities (100.7%)                        $  16,201,433(c)       14,535,092
                                                                  ==============
   Liabilities in excess of other assets (-0.7%)                                            (105,234)
                                                                                        ------------

NET ASSETS (100.0%)                                                                      $14,429,858
                                                                                        ============

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at June 30, 2001, was $16,487,922. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

        ---------------------------------------------------------------
        Gross unrealized appreciation                      $  1,043,326
        Gross unrealized depreciation                        (2,996,156)
                                                           ------------
        Net unrealized depreciation                        $ (1,952,830)
        ---------------------------------------------------------------

    (d) Schedule of Options Written

        CONTRACTS (100 SHARES PER CONTRACT)                      VALUE
        ---------------------------------------------------------------
        Call Options
        Siebel Systems, Inc.
        66 Expiration August 2001, Exercise Price $50.00 $27,720 Gemstar-TV Guide International, Inc.
         9   Expiration August 2001, Exercise Price $45.00        2,700
                                                                -------
        Total Options Written
         (Premiums received $34,065)                            $30,420
                                                                =======

    (e) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of American Eagle Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2001.

        The activity for investments in Common Stocks of Affiliates is as follows:

                   BEGINNING  PURCHASE   SALES   ENDING   DIVIDEND  NET REALIZED
    DESCRIPTION      COST       COST     COST     COST     INCOME   GAINS/LOSSES
    ----------------------------------------------------------------------------
    Famous Dave's
     of America      $ --     $216,750  $22,550  $194,200   $ --      $24,351
    ----------------------------------------------------------------------------
    Total            $ --     $216,750  $22,550  $194,200   $ --      $24,351
    ----------------------------------------------------------------------------

    ADR - American Depositary Receipt


See notes to the financial statements.                                         7

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY FUND

     THE TWENTY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a more concentrated portfolio of approximately, but not less than, 20 stocks of primarily American growth companies, without regard to their size. In selecting investments for the Fund's portfolio, Jundt Associates employes a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology    3.3%

                                         Cable    3.0%

                    Computer Services/Software    8.1%

                                        Energy   12.8%

                             Interactive Media   12.3%

                             Internet Services    1.6%

                           Internet Technology    2.0%

                         Medical Devices/Drugs   12.0%

                                 Miscellaneous    6.2%

                                   Restaurants   14.7%

                                        Retail    3.1%

             Telecommunications Infrastructure    4.8%

           Wireless/Telecommunication Services    5.0%

             Short-Term Securities/Liabilities
                     in excess of other assets   11.1%

PERFORMANCE DATA: AMERICAN EAGLE TWENTY FUND

--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                     AMERICAN                            LIPPER CAPITAL
                   EAGLE TWENTY      RUSSELL 1000         APPRECIATION
                      FUND(1)        GROWTH INDEX(2)      FUND INDEX(3)

       6/30/01        $13,303            $6,652              $8,060



       AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2001)
       ----------------------------------------------------------------

       ----------------------------------------------------------------
                                                               SINCE
                                                 1-YEAR    INCEPTION(4)
       ----------------------------------------------------------------
       AMERICAN EAGLE TWENTY FUND                (16.60)%     20.99%
       ----------------------------------------------------------------
       RUSSELL 1000 GROWTH INDEX                 (36.18)     (23.65)
       ----------------------------------------------------------------
       LIPPER CAPITAL APPRECIATION FUND INDEX    (18.13)     (12.82)
       ----------------------------------------------------------------


(1)Total return is based on a hypothetical investment at the Fund's inception on December 30, 1999. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 30, 1999.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. Inception date for index data is December 30, 1999.

(4)Inception date is December 30, 1999, for both the Fund's shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue              Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (3.3%)
----------------------------------------------------------------------------------------------------
   Biogen, Inc. (b)                                    5,600          $  298,208          $  304,416
                                                                     -------------------------------
                                                                         298,208             304,416
                                                                     -------------------------------
CABLE (3.0%)
----------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A (b)         11,600             243,600             270,860
                                                                     -------------------------------
                                                                         243,600             270,860
                                                                     -------------------------------
COMPUTER SERVICES/SOFTWARE (8.1% )
----------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                          30,400             566,299             212,800
   Intuit Inc. (b)                                     8,400             281,850             335,916
   KPMG Consulting Inc. (b)                           12,800             226,864             196,480
                                                                     -------------------------------
                                                                       1,075,013             745,196
                                                                     -------------------------------
ENERGY (12.8%)
----------------------------------------------------------------------------------------------------
   Global Power Equipment Group Inc. (b)               8,100             265,155             237,330
   Reliant Resources, Inc. (b)                        14,800             477,582             365,560
   Santa Fe International Corporation                  5,100             180,560             147,900
   Schlumberger Limited                                8,100             537,310             426,465
                                                                     -------------------------------
                                                                       1,460,607           1,177,255
                                                                     -------------------------------
INTERACTIVE MEDIA (12.3%)
----------------------------------------------------------------------------------------------------
   EchoStar Communications Corporation - Class A (b)   9,000             333,252             291,780
   Gemstar-TV Guide International, Inc. (b)            8,200             356,375             349,320
   General Motors Corporation - Class H               24,400             586,898             494,100
                                                                     -------------------------------
                                                                       1,276,525           1,135,200
                                                                     -------------------------------
INTERNET SERVICES (1.6%)
----------------------------------------------------------------------------------------------------
   Korea Thrunet Co., Ltd. - Class A (b)              28,300             145,504              70,750
   StarMedia Network, Inc. (b)                        40,000              78,576              74,400
                                                                     -------------------------------
                                                                         224,080             145,150
                                                                     -------------------------------
INTERNET TECHNOLOGY (2.0%)
----------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                            3,500             192,708             185,500
                                                                     -------------------------------
                                                                         192,708             185,500
                                                                     -------------------------------
MEDICAL DEVICES/DRUGS (12.0%)
----------------------------------------------------------------------------------------------------
   Abbott Laboratories                                 3,500             183,435             168,035
   Immunex Corporation (b)                             8,300             322,144             147,325
   Pfizer Inc.                                         4,100             183,979             164,205
   Pharmacia Corporation                               5,500             249,895             252,725
   Sepracor Inc. (b)                                   9,200             572,172             366,160
                                                                     -------------------------------
                                                                       1,511,625           1,098,450
                                                                     -------------------------------
MISCELLANEOUS (6.2%)
----------------------------------------------------------------------------------------------------
   Concord EFS, Inc. (b)                               3,200             158,400             166,432
   Honeywell International Inc.                       11,400             420,467             398,886
                                                                     -------------------------------
                                                                         578,867             565,318
                                                                     -------------------------------
RESTAURANTS (14.7%)
----------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)(e)              98,900             392,344             956,363
   Panera Bread Company - Class A(b)                   5,700             183,198             179,949
   Starbucks Corporation (b)                           9,100             173,219             209,300
                                                                     -------------------------------
                                                                         748,761           1,345,612
                                                                     -------------------------------


10                                         See notes to schedule of investments.

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)

Industry Description and Issue              Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
RETAIL (3.1%)
----------------------------------------------------------------------------------------------------
   Wal-Mart Stores, Inc.                               5,900          $  317,624          $  287,920
                                                                     -------------------------------
                                                                         317,624             287,920
                                                                     -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.8%)
----------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                            26,700             505,131             436,545
                                                                     -------------------------------
                                                                         505,131             436,545
                                                                     -------------------------------
WIRELESS/TELECOMMUNICATIONS SERVICES (1.7%)
----------------------------------------------------------------------------------------------------
   Pinnacle Holdings Inc. (b)                         25,800             211,035             155,058
                                                                     -------------------------------
                                                                         211,035             155,058
                                                                     -------------------------------

TOTAL COMMON STOCKS (85.6%)                                            8,643,784           7,852,480
                                                                     ===============================


See notes to schedule of investments.                                         11

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                       Principal Amount           Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.3%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000%, due 06/01/2011,
   convertible into NXTL common stock                      $  313,000    $   307,441          $  298,915
                                                                        --------------------------------

TOTAL CONVERTIBLE BONDS (3.3%)                                               307,441             298,915
                                                                        ================================
REPURCHASE AGREEMENT (13.2%)
--------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 3.15%
   acquired on 6/29/01 and due 7/2/01 with proceeds of
   $1,207,317 collateralized by $1,207,000 Freddie Mac,
   6.000%, due 3/1/25, value including accrued interest,
   $1,212,680.                                              1,207,000      1,207,000           1,207,000
                                                                        --------------------------------
TOTAL SHORT-TERM SECURITIES (13.2%)                                        1,207,000           1,207,000
                                                                        --------------------------------
   Total investment in securities (102.1%)                               $10,158,225(c)        9,358,395
                                                                        ============
   Liabilities in excess of other assets (-2.1%)                                                (188,041)
                                                                                              ----------

NET ASSETS (100.0%)                                                                           $9,170,354
                                                                                              ==========

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at June 30, 2001, was $10,516,668. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

        ---------------------------------------------------------------
        Gross unrealized appreciation                      $    716,685
        Gross unrealized depreciation                        (1,874,958)
                                                           ------------
        Net unrealized depreciation                        $ (1,158,273)
        ---------------------------------------------------------------

    (d) Schedule of Options Written

        CONTRACTS (100 SHARES PER CONTRACT)                      VALUE
        ---------------------------------------------------------------
        Gemstar-TV Guide International, Inc.
        6   Expiration August 2001, Exercise Price $45.00        $1,800
                                                                 ------
        Total Options Written
         (Premiums received $2,382)                              $1,800
                                                                 ======

    (e) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of American Eagle Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2001.

        The activity for investments in Common Stocks of Affiliates is as follows:

                  BEGINNING  PURCHASE    SALES    ENDING  DIVIDEND  NET REALIZED
    DESCRIPTION      COST      COST      COST      COST    INCOME   GAINS/LOSSES
    ----------------------------------------------------------------------------
    Famous Dave's
     of America   $     --   $432,719  $ 40,375  $392,344   $ --     $  37,839
    Heartport      692,212         --   692,212        --     --      (255,554)
    ----------------------------------------------------------------------------
    Total         $692,212   $432,719  $732,587  $392,344   $ --     $(217,715)
    ----------------------------------------------------------------------------

    ADR - American Depositary Receipt


12                                        See notes to the financial statements.

JUNDT ASSOCIATES' APPROACH TO INVESTING: LARGE-CAP GROWTH FUND

     THE LARGE-CAP GROWTH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM capital appreciation by investing in a core portfolio of 30 to 50 stocks of primarily large American growth companies. Emphasis is placed on the fundamental prospects of individual companies rather than macroeconomic trends. Within these parameters, the Fund seeks to invest in the companies that we believe to be among the fastest growing in America. Particular emphasis is placed on companies that we believe will have relatively high revenue growth rates. The Fund may sell securities short, invest in options and futures contracts and leverage the portfolio in an attempt to achieve its objective. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2001
(as a percentage of net assets)
--------------------------------------------------------------------------------


                                  [PIE CHART]

                                 Biotechnology    9.2%

                                         Cable    5.7%

                    Computer Services/Software    6.6%

                                        Energy   24.8%

                             Interactive Media    7.0%

                           Internet Technology    2.0%

                         Medical Devices/Drugs   16.4%

                                 Miscellaneous    7.2%

                                   Restaurants    2.4%

                                        Retail    4.8%

             Telecommunications Infrastructure    4.4%

           Wireless/Telecommunication Services    6.0%

             Short-Term Securities/Liabilities
                     in excess of other assets    3.5%

PERFORMANCE DATA: AMERICAN EAGLE LARGE-CAP GROWTH FUND

--------------------------------------------------------------------------------

                               [PLOT POINTS CHART]

                  AMERICAN EAGLE                      LIPPER LARGE CAP
                 LARGE CAP GROWTH    RUSSELL 1000       GROWTH FUND
                     FUND(1)        GROWTH INDEX(2)       INDEX(3)

       6/30/01       $9,470             $8,576             $8,319



       CUMULATIVE TOTAL RETURNS (for period ended June 30, 2001)
       ---------------------------------------------------------------

       ---------------------------------------------------------------
                                                              SINCE
                                                          INCEPTION(4)
       ---------------------------------------------------------------
       AMERICAN LARGE-CAP GROWTH FUND                        (5.30)%
       ---------------------------------------------------------------
       RUSSELL 1000 GROWTH INDEX                            (14.25)
       ---------------------------------------------------------------
       LIPPER LARGE CAP GROWTH FUND INDEX                   (16.82)
       ---------------------------------------------------------------


(1)Total return is based on a hypothetical investment at the Fund's inception on December 29, 2000. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 29, 2000.

(3)The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds as categorized by Lipper Analytical Services, Inc. Lipper Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. Inception date for index data is December 29, 2000.

(4)Inception date is December 29, 2000, for both the Fund's shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS

Industry Description and Issue                Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (9.2%)
------------------------------------------------------------------------------------------------------
   Amgen, Inc. (b)                                       4,500          $  281,547          $  273,060
   Biogen, Inc. (b)                                      7,300             389,616             396,828
   Genentech, Inc. (b)                                   7,400             428,319             407,740
                                                                       -------------------------------
                                                                         1,099,482           1,077,628
                                                                       -------------------------------
CABLE (5.7%)
------------------------------------------------------------------------------------------------------
   Cablevision Systems Corporation - A (b)               5,200             338,473             304,200
   Charter Communications, Inc. - Class A (b)           15,700             329,700             366,595
                                                                       -------------------------------
                                                                           668,173             670,795
                                                                       -------------------------------
COMPUTER SERVICES/SOFTWARE (6.6%)
------------------------------------------------------------------------------------------------------
   Intuit Inc. (b)                                      12,800             451,123             511,872
   KPMG Consulting Inc. (b)                             16,900             293,592             259,415
                                                                       -------------------------------
                                                                           744,715             771,287
                                                                       -------------------------------
ENERGY (24.8%)
------------------------------------------------------------------------------------------------------
   Aquila, Inc. (b)                                     10,300             304,424             253,895
   BJ Services Company (b)                              13,000             503,663             368,940
   Global Power Equipment Group Inc. (b)                11,500             230,000             336,950
   Reliant Resources, Inc. (b)                          19,000             613,064             469,300
   Santa Fe International Corporation                    6,600             233,868             191,400
   Schlumberger Limited                                 10,600             715,594             558,090
   Smith International, Inc. (b)                         6,800             496,614             407,320
   Transocean Sedco Forex Inc.                           7,800             354,475             321,750
                                                                       -------------------------------
                                                                         3,451,702           2,907,645
                                                                       -------------------------------
INTERACTIVE MEDIA (7.0%)
------------------------------------------------------------------------------------------------------
   Gemstar-TV Guide International, Inc. (b)             10,600             382,387             451,560
   General Motors Corporation - Class H                 18,200             438,523             368,550
                                                                       -------------------------------
                                                                           820,910             820,110
                                                                       -------------------------------
INTERNET TECHNOLOGY (2.0%)
------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                              4,500             218,654             238,500
                                                                       -------------------------------
                                                                           218,654             238,500
                                                                       -------------------------------
MEDICAL DEVICES/DRUGS (16.4%)
------------------------------------------------------------------------------------------------------
   Abbott Laboratories                                   4,600             241,086             220,846
   Merck & Co., Inc.                                     4,800             344,192             306,768
   Novartis AG - ADR                                    11,400             451,733             412,110
   Pfizer Inc.                                           5,400             242,314             216,270
   Pharmacia Corporation                                 7,300             347,188             335,435
   Sepracor Inc. (b)                                    10,800             652,647             429,840
                                                                       -------------------------------
                                                                         2,279,160           1,921,269
                                                                       -------------------------------
MISCELLANEOUS (7.2%)
------------------------------------------------------------------------------------------------------
   General Dynamics Corporation                          4,100             288,096             319,021
   Honeywell International Inc.                         14,900             595,404             521,351
                                                                       -------------------------------
                                                                           883,500             840,372
                                                                       -------------------------------
RESTAURANTS (2.4%)
------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                            12,200             265,808             280,600
                                                                       -------------------------------
                                                                           265,808             280,600
                                                                       -------------------------------

See notes to schedule of investments.                                         15

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (continued)                    June 30, 2001
--------------------------------------------------------------------------------

COMMON STOCKS (concluded)

Industry Description and Issue                Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
RETAIL (4.8%)
------------------------------------------------------------------------------------------------------
   AutoZone, Inc. (b)                                    6,000         $   175,860         $   225,000
   Wal-Mart Stores, Inc.                                 7,100             380,293             346,480
                                                                      --------------------------------
                                                                           556,153             571,480
                                                                      --------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.4%)
------------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                              31,400             667,515             513,390
                                                                      --------------------------------
                                                                           667,515             513,390
                                                                      --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (2.7%)
------------------------------------------------------------------------------------------------------
   Nextel Communications, Inc. - Class A                18,200             381,820             318,500
                                                                      --------------------------------
                                                                           381,820             318,500
                                                                      --------------------------------

TOTAL COMMON STOCKS (93.2%)                                             12,037,592          10,931,576
                                                                      ================================


16                                         See notes to schedule of investments.

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2001
--------------------------------------------------------------------------------

CONVERTIBLE BONDS

Industry Description and Issue                     Principal Amount             Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.3%)
--------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000%, due 06/01/2011,
   convertible into NXTL common stock                      $411,000      $   402,261         $   392,505
                                                                        --------------------------------

TOTAL CONVERTIBLE BONDS (3.3%)                                               402,261             392,505
                                                                        ================================
REPURCHASE AGREEMENT (6.2%)
--------------------------------------------------------------------------------------------------------
   Repurchase agreement with Firstar Bank, N.A. 3.15%
   acquired on 6/29/01 and due 7/2/01 with proceeds of
   $730,192 collateralized by $730,000 Freddie Mac,
   6.000%, due 3/1/25, value including accrued interest,
   $733,435.                                                730,000          730,000             730,000
                                                                        --------------------------------
TOTAL SHORT-TERM SECURITIES (6.2%)                                           730,000             730,000
                                                                        --------------------------------
   Total investments in securities (102.7%)                              $13,169,853(c)       12,054,081
                                                                        ============
   Liabilities in excess of other assets (-2.7%)                                                (322,084)
                                                                                            ------------

NET ASSETS (100.0%)                                                                          $11,731,997
                                                                                            ============

  Notes to Schedule of Investments:

    Percentage of investments as shown is the ratio of the total market value to total net assets.

    (a) Securities are valued by procedures described in note 2 to the financial statements.

    (b) Presently non-income producing.

    (c) Cost for federal income tax purposes at June 30, 2001, was $13,316,799. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

        ---------------------------------------------------------------
        Gross unrealized appreciation                      $    437,146
        Gross unrealized depreciation                        (1,699,864)
                                                           ------------
        Net unrealized depreciation                        $ (1,262,718)
        ---------------------------------------------------------------

    (d) Schedule of Options Written

        CONTRACTS (100 SHARES PER CONTRACT)                      VALUE
        ---------------------------------------------------------------
        Gemstar-TV Guide International, Inc.
        8   Expiration August 2001, Exercise Price $45.00         2,400
                                                                 ------
        Total Options Written
         (Premiums received $3,176)                              $2,400
                                                                 ======

       ADR - American Depositary Receipt


See notes to the financial statements.                                        17

FINANCIAL STATEMENTS (unaudited)                                   June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES

                                                              American Eagle         American Eagle     American Eagle
                                                           Capital Appreciation          Twenty        Large-Cap Growth
                                                                   Fund                   Fund               Fund
-----------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers, at
    market value including repurchase agreements of $0,
    $1,207,000 and $730,000, respectively (identified
    cost: $16,007,233, $9,765,881 and $13,169,853,
    respectively)                                                  $ 14,220,817        $  8,402,032        $ 12,054,081
   Investment in securities of affiliated issuers, at market
    value (identified cost: $194,200, $392,344 and $0,
    respectively)                                                       314,275             956,363                  --
   Cash                                                                      --                 799                  26
   Receivable for securities sold                                     1,825,134             141,340             710,859
   Receivable from brokers for proceeds on securities
    sold short                                                           54,028               2,382               3,176
   Dividends and interest receivable                                      7,696               3,565               5,937
   Prepaid expenses and other assets                                     10,060              10,237               8,557
                                                                 ------------------------------------------------------
    Total Assets                                                     16,432,010           9,516,718          12,782,636
                                                                 ------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
   Written options, at market value
    (premiums - $34,065, $2,382 and $3,176,
    respectively)                                                        30,420               1,800               2,400
   Payable for securities purchased                                   1,310,374             295,979             995,864
   Loans payable                                                        587,000                  --                  --
   Payable to Adviser                                                    15,104               9,542              12,459
   Interest payable                                                       1,965               4,769                  34
   Accrued expenses and other liabilities                                57,289              34,274              39,882
                                                                 ------------------------------------------------------
    Total Liabilities                                                 2,002,152             346,364           1,050,639
                                                                 ------------------------------------------------------
   Net assets applicable to outstanding capital stock              $ 14,429,858        $  9,170,354        $ 11,731,997
                                                                 ======================================================
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------
   Capital stock (par value $.01 per share - authorized
    10 billion shares; outstanding; 1,574,387; 1,101,559
    and 1,238,726 shares, respectively)                            $ 17,093,903        $ 11,101,615        $ 12,564,645
   Accumulated net investment loss                                     (101,903)           (101,324)            (89,336)
   Accumulated net realized gain (loss) on investments                 (899,446)         (1,030,689)            371,684
   Net unrealized appreciation (depreciation) on:
     Investments                                                     (1,666,341)           (799,830)         (1,115,772)
     Written options                                                      3,645                 582                 776
                                                                 ------------------------------------------------------
    Total, representing net assets applicable to
      outstanding capital stock                                    $ 14,429,858        $  9,170,354        $ 11,731,997
                                                                 ======================================================
   Net Asset Value, Redemption Price and Offering
    Price Per Share                                                $       9.17        $       8.32        $       9.47
                                                                 ======================================================


--------------------------------------------------------------------------------
18                                        See notes to the financial statements.

FINANCIAL STATEMENTS (unaudited) (continued)      Six months ended June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

                                                         American Eagle         American Eagle     American Eagle
                                                      Capital Appreciation          Twenty        Large-Cap Growth
                                                              Fund                   Fund               Fund
------------------------------------------------------------------------------------------------------------------
INCOME
------------------------------------------------------------------------------------------------------------------
   Interest                                                   $     59,583        $     25,281        $     53,959
   Dividends                                                        20,722               8,024              11,032
                                                            ------------------------------------------------------
                                                                    80,305              33,305              64,991
                                                            ------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------
   Investment adviser fee                                          100,264              58,690              69,891
   Registration fee                                                 14,290              13,526              12,008
   Administration fee                                               12,388              12,399              12,265
   Fund accounting fee                                              15,486              16,321              15,657
   Audit fees                                                        8,786               8,875               8,533
   Legal fees                                                        2,634               1,920               9,079
   Transfer agent fees and expenses                                  9,504               7,467               9,776
   Custodian fee                                                     5,546               4,079               6,541
   Reports to shareholders                                           4,160               2,123               6,613
   Directors' fees                                                   3,696               2,366               1,923
   Other                                                             4,445               4,445               2,007
                                                            ------------------------------------------------------
    Total expenses before interest expense                         181,199             132,211             154,293
   Interest Expense                                                  1,009               2,418                  34
                                                            ------------------------------------------------------
    Total expenses after interest expense                          182,208             134,629             154,327
                                                            ------------------------------------------------------
   Net investment loss                                        $   (101,903)       $   (101,324)       $    (89,336)
                                                            ------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss)
     on sale of affiliated issuers of $24,351,
     ($217,715) and $0, respectively)                           (2,153,671)         (1,597,038)         (1,103,980)
    Short sale transactions                                        (31,570)             89,651              41,057
    Written options transactions                                   (43,482)                 --                  --
    Futures contracts closed                                       236,921            (153,892)          1,434,607
                                                            ------------------------------------------------------
    Net realized gain (loss)                                    (1,991,802)         (1,661,279)            371,684
                                                            ------------------------------------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including appreciation due to
     investments of affiliated issuers of $120,075,
     $1,043,177 and $0, respectively)                              564,943             755,767          (1,115,772)
    Short sale transactions                                         (7,411)                 --                  --
    Written options transactions                                     3,645                 582                 776
    Futures contracts                                              (71,952)                 --                  --
                                                            ------------------------------------------------------
    Net unrealized gain (loss)                                     489,225             756,349          (1,114,996)
                                                            ------------------------------------------------------
   Net realized and unrealized (loss) on investments            (1,502,577)           (904,930)           (743,312)
                                                            ------------------------------------------------------
   Net decrease in net assets resulting from operations       $ (1,604,480)       $ (1,006,254)       $   (832,648)
                                                            ======================================================


--------------------------------------------------------------------------------
See notes to the financial statements.                                        19

FINANCIAL STATEMENTS (continued)                                   June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          American Eagle Capital Appreciation Fund
                                                                          ----------------------------------------
                                                                              Six Months Ended
                                                                                  6/30/01              Year Ended
                                                                                (unaudited)             12/31/00
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
   Net investment loss                                                          $   (101,903)         $   (178,553)
   Net realized gain (loss) on investment transactions                            (1,991,802)            7,998,661
   Net change in unrealized appreciation (depreciation)                              489,225            (2,151,921)
                                                                          ----------------------------------------
   Net increase (decrease) in net assets resulting from operations                (1,604,480)            5,668,187
                                                                          ----------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
   From net realized gains                                                                --            (6,727,752)
                                                                          ----------------------------------------
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                   6,349,371             8,922,193
   Distributions reinvested                                                               --             6,676,382
   Cost of shares redeemed                                                        (3,359,302)           (1,569,227)
                                                                          ----------------------------------------
   Net increase in net assets resulting from capital share transactions            2,990,069            14,029,348
                                                                          ----------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
   Total increase in net assets                                                    1,385,589            12,969,783
   Net assets at beginning of period                                              13,044,269                74,486
                                                                          ----------------------------------------
   Net assets at end of period (including undistributed net investment
    income (loss) of ($101,903) and $0, respectively)                           $ 14,429,858          $ 13,044,269
                                                                          ========================================
CAPITAL SHARE TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
   Shares sold                                                                       601,290               788,618
   Shares issued for dividends reinvested                                                 --               673,022
   Shares redeemed                                                                  (359,011)             (136,982)
                                                                          ----------------------------------------
   Net increase in shares outstanding                                                242,279             1,324,658
                                                                          ========================================


--------------------------------------------------------------------------------
20                                        See notes to the financial statements.

FINANCIAL STATEMENTS (continued)                                   June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                American Eagle Twenty Fund
                                                                          ------------------------------------
                                                                             Six Months Ended
                                                                                 6/30/01           Year Ended
                                                                               (unaudited)          12/31/00
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
   Net investment loss                                                        $   (101,324)       $   (191,154)
   Net realized gain (loss) on investment transactions                          (1,661,279)          4,428,294
   Net change in unrealized appreciation (depreciation)                            756,349          (1,555,597)
                                                                          ------------------------------------
   Net increase (decrease) in net assets resulting from operations              (1,006,254)          2,681,543
                                                                          ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
   From net realized gains                                                              --          (3,606,550)
                                                                          ------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                 2,438,503           6,596,450
   Distributions reinvested                                                             --           3,581,865
   Cost of shares redeemed                                                        (213,208)         (1,376,481)
                                                                          ------------------------------------
   Net increase in net assets resulting from capital share transactions          2,225,295           8,801,834
                                                                          ------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
   Total increase in net assets                                                  1,219,041           7,876,827
   Net assets at beginning of period                                             7,951,313              74,486
                                                                          ------------------------------------
   Net assets at end of period (including undistributed net investment
    income (loss) of ($101,324) and $0, respectively)                         $  9,170,354        $  7,951,313
                                                                          ====================================
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
   Shares sold                                                                     276,188             618,840
   Shares issued for dividends reinvested                                               --             359,986
   Shares redeemed                                                                 (24,587)           (136,318)
                                                                          ------------------------------------
   Net increase in shares outstanding                                              251,601             842,508
                                                                          ====================================


--------------------------------------------------------------------------------
See notes to the financial statements.                                        21

FINANCIAL STATEMENTS (continued)                                   June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      American Eagle
                                                                                   Large-Cap Growth Fund
                                                                                     Six Months Ended
                                                                                          6/30/01
                                                                                        (unaudited)
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
   Net investment loss                                                                      $    (89,336)
   Net realized gain on investment transactions                                                  371,684
   Net change in unrealized appreciation (depreciation)                                       (1,114,996)
                                                                           -----------------------------
   Net decrease in net assets resulting from operations                                         (832,648)
                                                                           -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
   From net realized gains                                                                            --
                                                                           -----------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                                              12,644,818
   Distributions reinvested                                                                           --
   Cost of shares redeemed                                                                       (80,183)
                                                                           -----------------------------
   Net increase in net assets resulting from capital share transactions                       12,564,635
                                                                           -----------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------
   Total increase in net assets                                                               11,731,987
   Net assets at beginning of period                                                                  10
                                                                           -----------------------------
   Net assets at end of period (including undistributed net investment
    loss of ($89,336))                                                                      $ 11,731,997
                                                                           =============================
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
   Shares sold                                                                                 1,246,390
   Shares issued for dividends reinvested                                                             --
   Shares redeemed                                                                                (7,665)
                                                                           -----------------------------
   Net increase in shares outstanding                                                          1,238,725
                                                                           =============================


--------------------------------------------------------------------------------
22                                        See notes to the financial statements.

FINANCIAL STATEMENTS (unaudited) (continued)      Six months ended June 30, 2001
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

                                           American Eagle                  American Eagle                  American Eagle
                                     Capital Appreciation Fund              Twenty Fund                 Large-Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
--------------------------------------------------------------------------------------------------------------------------------
   Sales of capital shares           $  6,349,371                    $  2,438,503                    $ 12,644,818
   Repurchases of capital shares       (3,359,302)                       (213,208)                        (80,183)
   Distributions paid in cash                   0                               0                               0
   Net change in
    receivables/payables related to
    capital share transactions         (1,059,000)                     (1,088,597)                              0
                                     ------------                    ------------                    ------------
   Cash provided by capital share
    transactions                        1,931,069                       1,136,698                      12,564,635
   Net borrowings                         587,000                               0                               0
                                     ------------                    ------------                    ------------
                                                     $2,518,069                      $1,136,698                      $12,564,635
                                                     ----------                      ----------                      -----------
CASH PROVIDED (USED) BY OPERATIONS:
--------------------------------------------------------------------------------------------------------------------------------
   Purchases of investments          (206,197,729)                   (181,335,447)                   (262,285,774)
   Proceeds from sales of
    investments                       202,741,429                     180,296,965                     249,772,610
                                     ------------                    ------------                    ------------
                                       (3,456,300)                     (1,038,482)                    (12,513,164)
                                     ------------                    ------------                    ------------
   Net investment loss                   (101,903)                       (101,324)                        (89,336)
   Net change in
    receivables/payables related to
    operations                             88,713                            (427)                         37,881
                                     ------------                    ------------                    ------------
                                          (13,190)                       (101,751)                        (51,455)
                                     ------------                    ------------                    ------------
                                                     (3,469,490)                     (1,140,233)                     (12,564,619)
                                                     ----------                      ----------                      -----------
   Net increase (decrease) in cash                     (951,421)                         (3,535)                              16
   Cash, beginning of year                              951,421                           4,334                               10
                                                     ----------                      ----------                      -----------
   Cash, end of year                                 $        0                      $      799                      $        26
                                                     ==========                      ==========                      ===========
   Supplemental information:
    Cash paid for interest                           $        0                      $        0                      $         0


--------------------------------------------------------------------------------
See notes to the financial statements.                                        23

NOTES TO FINANCIAL STATEMENTS (unaudited)                          June 30, 2001
--------------------------------------------------------------------------------

1. ORGANIZATION
American Eagle Capital Appreciation Fund ("Capital Appreciation Fund"), American Eagle Twenty Fund ("Twenty Fund") and American Eagle Large-Cap Growth Fund ("Large-Cap Growth Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Capital Appreciation Fund and Twenty Fund commenced operations on December 30, 1999. The Large-Cap Growth Fund commenced operations on December 29, 2000. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.

The investment objectives of the Funds are as follows:

* Capital Appreciation Fund's objective is capital appreciation. The Fund will maintain a core portfolio of long positions in 30 to 50 of primarily American growth companies without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

* Twenty Fund's objective is capital appreciation. The Fund will maintain a more concentrated portfolio of long positions in approximately, but not less than, 20 stocks of primarily American growth companies without regard to their size. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts to protect against adverse market price changes and to generate additional investment returns.

* Large-Cap Growth Fund's objective is capital appreciation. The Fund will maintain a core portfolio of approximately 30 to 50 stocks of primarily large American growth companies. These include companies that comprise the Russell 1000 growth Index (which currently have market capitalizations which average approximately $13 billion and range from approximately $1.4 billion up). However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to generate additional investment returns.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES
Expenses incurred by the Company in connection with the organization and the initial public offering of shares of the Funds were expensed as incurred. These expenses were advanced by the Adviser and were subsequently reimbursed by the Funds. Prepaid initial registration expenses are deferred and amortized over the period of benefit.

INITIAL PUBLIC OFFERINGS
The Funds may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, are valued at amortized cost, which approximates market value.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders. Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. Government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities to protect against changes in market prices and to generate additional investment returns.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2001
--------------------------------------------------------------------------------

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell index futures contracts and related options for hedging purposes and to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position.

DISTRIBUTION TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to all of the Funds are allocated between the Funds on a pro rata basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS
For six months ended June 30, 2001, for Capital Appreciation Fund, Twenty Fund, and Large-Cap Growth Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                      Cost of         Proceeds
                                                     Purchases       from Sales
--------------------------------------------------------------------------------
Capital Appreciation Fund
   Long-term investment
    transactions                                    $35,230,470      $28,647,904
   Short sale transactions                          $ 5,710,259      $ 4,895,303
Twenty Fund
   Long-term investment
    transactions                                    $10,445,723      $ 9,195,670
   Short sale transactions                          $ 2,915,131      $ 3,004,782
Large-Cap Growth Fund
   Long-term investment
    transactions                                    $27,235,722      $13,691,910
   Short sale transactions                          $   756,750      $   797,807
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
Jundt Associates, Inc. is the investment adviser for the Funds. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For its services, the investment adviser receives from each Fund a monthly fee at an annual rate of 1.3% of each Fund's average daily net assets.

Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. Firstar Bank, N.A. serves as custodian for the Funds.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2001
--------------------------------------------------------------------------------

In addition to the investment management fee, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; administration fees; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; and other miscellaneous expenses.

For six months ended June 30, 2001, legal fees of $2,634 for Capital Appreciation Fund, $1,920 for Twenty Fund and $9,079 for Large-Cap Growth Fund were incurred with a law firm of which the secretary of the Funds is a partner.

Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.

Each of the directors of American Eagle Funds, Inc. is also a director of other fund companies managed by the Investment Adviser. American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of any fund company managed by the Investment Adviser. In the aggregate, American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid to officers or directors who are "interested persons" of American Eagle Funds, Inc. and other fund companies managed by the Investment Adviser.

5. BANK BORROWING
The Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund entered into a joint Line of Credit Agreement with Firstar Bank, N.A., for an amount not to exceed jointly the lesser of $9,000,000 or 30% of the Fund's assets. For the six months ended June 30, 2001, the Capital Appreciation Fund's average daily balance of loans outstanding was $27,094 at a weighted average interest rate of 7.42%. The maximum amount of loans outstanding at any time during the period was $701,000 or 4.95% of total assets. The loans were collateralized by certain Capital Appreciation Fund investments. The Twenty Fund's average daily balance of loans outstanding was $47,525 at a weighted average interest rate of 9.14%. The maximum amount of loans outstanding at any time during the period was $1,541,000 or 15.68% of total assets. The loans were collateralized by certain Twenty Fund investments. The Large-Cap Growth Fund's average daily balance of loans outstanding was $961 at a weighted average interest rate of 7.00%. The maximum amount of loans outstanding at any time during the period was $174,000 or 1.48% of total assets. The loans were collateralized by certain Large-Cap Fund investments. As of June 30, 2001 there was $587,000 loan outstanding for Capital Appreciation Fund. There were no loan balances outstanding for either the Twenty Fund or the Large-Cap Growth Fund.

6. OPTION CONTRACTS WRITTEN
The premium amount and number of option contracts written during the six months ended June 30, 2001, were as follows:

                                                        Premium       Number of
                                                         Amount       Contracts
--------------------------------------------------------------------------------
Capital Appreciation Fund
   Options outstanding at
    December 31, 2000                                   $      0              0
   Options written                                        91,021            209
   Options closed                                        (54,028)           (70)
   Options exercised                                      (2,928)           (64)
   Options expired                                             0              0
                                                        --------       --------
   Options outstanding at
    June 30, 2001                                       $ 34,065             75
                                                        ========       ========
Twenty Fund
   Options outstanding at
    December 31, 2000                                   $      0              0
   Options written                                         2,382              6
   Options closed                                              0              0
   Options exercised                                           0              0
   Options expired                                             0              0
                                                        --------       --------
   Options outstanding at
    June 30, 2001                                       $  2,382              6
                                                        ========       ========
Large-Cap Growth Fund
   Options outstanding at
    December 31, 2000                                   $      0              0
   Options written                                         3,176              8
   Options closed                                              0              0
   Options exercised                                           0              0
   Options expired                                             0              0
                                                        --------       --------
   Options outstanding at
    June 30, 2001                                       $  3,176              8
                                                        ========       ========

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Funds' financial position, results of operations or changes in net assets.

NOTES TO FINANCIAL STATEMENTS (continued)                          June 30, 2001
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                   American Eagle Capital Appreciation Fund
                                                             ----------------------------------------------------
                                                              Six Months Ended                     For the Period
                                                                   6/30/01         Year Ended        12/30/99* -
                                                                 (unaudited)        12/31/00          12/31/99
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                              $   9.79          $  10.00          $  10.00
                                                             ----------------------------------------------------
OPERATIONS
 Net investment loss                                                 (0.06)            (0.25)               --
 Net realized and unrealized gains (losses) on investments           (0.56)             8.83                --
                                                             ----------------------------------------------------
 Total from operations                                               (0.62)             8.58                --
                                                             ----------------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                                   --             (8.79)               --
                                                             ----------------------------------------------------
NET ASSET VALUE
 End of period                                                    $   9.17          $   9.79          $  10.00
                                                             ====================================================
Total return(1)                                                      (6.33%)           84.67%             0.00%
Net assets at end of period (000s omitted)                        $ 14,430          $ 13,044          $     74

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses(2)(4)                                                   2.35%             2.61%             6.96%
 Gross expenses(3)(4)                                                 2.35%             2.61%           168.87%
 Gross expenses including interest expense(4)                         2.36%             2.63%              N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement(4)                 (1.31%)           (1.54%)           (6.96%)
 Excluding interest expense, before reimbursement(4)                 (1.31%)           (1.54%)         (168.87%)
 Including interest expense, before reimbursement(4)                 (1.32%)           (1.56%)             N/A

Portfolio turnover rate                                                219%              557%                0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Excluding interest expense, net of reimbursement.
(3)Excluding interest expense, before reimbursement.
(4)Annualized.
*Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (continued)                          June 30, 2001
--------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS (CONTINUED)
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                          American Eagle Twenty Fund
                                                             ----------------------------------------------------
                                                              Six Months Ended                     For the Period
                                                                  6/30/01          Year Ended       12/30/99* -
                                                                (unaudited)         12/31/00          12/31/99
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                              $   9.35          $  10.00          $  10.00
                                                             ----------------------------------------------------
OPERATIONS
 Net investment loss                                                 (0.09)            (0.33)               --
 Net realized and unrealized gains (losses) on investments           (0.94)             5.64                --
                                                             ----------------------------------------------------
 Total from operations                                               (1.03)             5.31                --
                                                             ----------------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                                   --             (5.96)               --
                                                             ----------------------------------------------------
NET ASSET VALUE
 End of period                                                    $   8.32          $   9.35          $  10.00
                                                             ====================================================
Total return(1)                                                     (11.11%)           49.66%             0.00%
Net assets at end of period (000s omitted)                        $  9,170          $  7,951          $     74

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses(2)(4)                                                   2.93%             2.93%             6.96%
 Gross expenses(3)(4)                                                 2.93%             2.93%           168.87%
 Gross expenses including interest expense(4)                         2.98%             2.97%              N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement(4)                 (2.19%)           (2.20%)           (6.96%)
 Excluding interest expense, before reimbursement(4)                 (2.19%)           (2.20%)         (168.87%)
 Including interest expense, before reimbursement(4)                 (2.24%)           (2.24%)             N/A

Portfolio turnover rate                                                115%              297%                0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Excluding interest expense, net of reimbursement.
(3)Excluding interest expense, before reimbursement.
(4)Annualized.
*Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (concluded)                          June 30, 2001
--------------------------------------------------------------------------------
8. FINANCIAL HIGHLIGHTS (CONCLUDED)
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                       American Eagle
                                                                  Large-Cap Growth Fund
                                                                -------------------------
                                                                     Six Months Ended
                                                                         6/30/01
                                                                       (unaudited)
                                                                -------------------------
NET ASSET VALUE
 Beginning of period                                                          $  10.00
                                                                -------------------------
OPERATIONS
 Net investment loss                                                             (0.08)
 Net realized and unrealized gains (losses) on investments                       (0.45)
                                                                -------------------------
 Total from operations                                                           (0.53)
                                                                -------------------------
NET ASSET VALUE
 End of period                                                                $   9.47
                                                                =========================
Total return(1)                                                                  (5.30%)
Net assets at end of period (000s omitted)                                    $ 11,732

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net expenses(2)(4)                                                               2.84%
 Gross expenses(3)(4)                                                             2.84%
 Gross expenses including interest expense(4)                                     2.84%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement(4)                             (1.64%)
 Excluding interest expense, before reimbursement(4)                             (1.64%)
 Including interest expense, before reimbursement(4)                             (1.64%)

Portfolio turnover rate                                                            170%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Excluding interest expense, net of reimbursement.
(3)Excluding interest expense, before reimbursement.
(4)Annualized.

                               INVESTMENT ADVISER
                             Jundt Associates, Inc.
                             1550 Utica Avenue South
                                    Suite 950
                              Minneapolis, MN 55416



                                   DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                             1550 Utica Avenue South
                                    Suite 935
                              Minneapolis, MN 55416



                                  ADMINISTRATOR
                        Firstar Mutual Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                               Milwaukee, WI 53202



                                 TRANSFER AGENT
                        Firstar Mutual Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                               Milwaukee, WI 53202



                                    CUSTODIAN
                               Firstar Bank, N.A.
                                625 Walnut Street
                              Cincinnati, OH 45202



                              INDEPENDENT AUDITORS
                                    KPMG LLP
                             4200 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402



                                  LEGAL COUNSEL
                               Faegre & Benson LLP
                             2200 Wells Fargo Center
                              Minneapolis, MN 55402




FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEE, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUND'S CURRENT PROSPECTUS.